PAX WORLD
                                        ETHICAL INVESTING


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                                        Annual Report




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                                        PAX World
                                        Money Market Fund




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                                        31 JANUARY 2003

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
400 Bellevue Pkwy, Suite 108
Wilmington, DE 19809

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI 02940-8024

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200





Dear Shareholder:



We are pleased to present the annual report of the Pax World Money Market Fund, Inc. for the year ended January 31, 2003.


The Fund had net assets of $237,075,031 and 2,842 active shareholders as of January 31, 2003.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



/S/Thomas W. Grant       /S/Laurence A. Shadek              /S/Steven W. Duff


Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                                         Statement of Net Assets
                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.



FACE                                                MATURITY              VALUE
AMOUNT                                                  DATE  YIELD     (NOTE 1)
--------------------------------------------------------------------------------


COMMERCIAL PAPER: 32.00%
$ 12,000,000  Greyhawk Funding....................  04/10/03  1.28% $ 11,970,987
  10,000,000  Market Street Funding...............  03/07/03  1.27     9,988,005
  11,000,000  Marsh & McLennan Co. Inc............  03/13/03  1.27    10,984,478
  10,000,000  McGraw-Hill Companies...............  02/27/03  1.29     9,990,683
  12,000,000  Private Export Funding Corporation..  05/08/03  1.27    11,959,680
  11,000,000  Royal Bank of Scotland..............  04/10/03  1.25    10,974,028
  10,000,000  Yale University.....................  02/13/03  1.33     9,995,567
------------                                                        ------------
  76,000,000  Total Commercial Paper                                  75,863,428
------------                                                        ------------

FOREIGN COMMERCIAL PAPER: 15.15%
$ 12,000,000  Alliance & Leicester PLC............  07/21/03  1.26% $ 11,929,167
  12,000,000  Bank of Montreal....................  02/10/03  1.27    11,996,190
  12,000,000  Yorkshire Building Society..........  02/05/03  1.28    11,998,293
------------                                                        ------------
  36,000,000  Total Foreign Commercial Paper                          35,923,650
------------                                                        ------------

LETTER OF CREDIT COMMERCIAL PAPER: 4.22%
$ 10,000,000  Falcon Asset Securitization Corporation
              Insured by AMBAC Indemnity Corp.      02/14/03  1.28% $  9,995,378
------------                                                        ------------
  10,000,000  Total Letter of Credit Commercial Paper                  9,995,378
------------                                                        ------------

LOAN PARTICIPATION: 2.95%
$  7,000,000  Equitable Life Assurance Society
              with J.P. Morgan Chase (a)..........  03/20/03  1.41% $  7,000,000
------------                                                        ------------
   7,000,000  Total Loan Participation                                 7,000,000
------------                                                        ------------

REPURCHASE AGREEMENT, OVERNIGHT: 18.26%
$ 43,300,000  J.P. Morgan Securities, Inc.,
              Repurchase proceeds at maturity
              $43,304,799 (Collateralized by $41,239,000,
              FHLB, 3.750% to 6.875%, due 11/15/04 to
              05/15/12, FNMA, 1.875% to 7.875%,
              due 03/15/01 to 05/15/30, SLMA, 5.250%,
              due 03/15/06, Value $44,168,288)....  02/03/03  1.33% $ 43,300,000
------------                                                        ------------
  43,300,000  Total Repurchase Agreement, Overnight                   43,300,000
------------                                                        ------------



The accompanying notes are an integral part of these financial statements.

                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.




FACE                                                MATURITY              VALUE
AMOUNT                                                  DATE  YIELD     (NOTE 1)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES: 16.46%
$ 10,000,000  Federal Home Loan Bank..............  04/08/03  2.00% $ 10,010,262
   5,000,000  Federal Home Loan Bank..............  05/16/03  2.44     4,965,622
   2,065,000  Federal Home Loan Bank..............  08/15/03  1.35     2,095,287
  10,000,000  Federal Home Loan Bank..............  12/16/03  1.50    10,000,000
   7,000,000  Federal National Mortgage Association 05/30/03  2.12     6,952,505
   5,000,000  Student Loan Marketing Association..  07/02/03  2.54     5,001,111
------------                                                        ------------
  39,065,000  Total U.S. Government Agencies                          39,024,787
------------                                                        ------------

VARIABLE RATE DEMAND INSTRUMENTS: (b) 10.90%
$  1,585,000  G & L Land Management
              LOC Fifth Third Bank................  12/01/17  1.49% $  1,585,000
   3,730,000  Jake Sweeney Automotive, Inc.
              LOC Firstar Bank....................  04/01/10  1.46     3,730,000
   4,550,000  Mobile, AL
              Springhill Medical Clinic Board RB
              (Springhill Medical Complex)
              LOC Amsouth Bank, N.A...............  09/01/11  1.35     4,550,000
   4,860,000  Oak Crest Homes, Inc.
              LOC First of America Bank...........  11/01/26  1.50     4,860,000
   3,175,000  SDR Capital, L.L.C.
              LOC First Michigan Bank.............  10/01/26  1.55     3,175,000
   5,000,000  State of Texas Veterans' Hospital...  12/01/09  1.34     5,000,000
   2,930,000  Weller Irrevocable Trust #2 - Series 1998
              LOC First Union National Bank.......  09/01/13  1.35     2,930,000
------------                                                        ------------
  25,830,000  Total Variable Rate Demand Instruments                  25,830,000
------------                                                        ------------
              Total Investments (99.94%) (Cost $236,937,243+)        236,937,243
              Cash and Other Assets, Net of Liabilities (0.06%)          137,788
                                                                    ------------
              Net Assets (100.00%)                                  $237,075,031
                                                                    ============
              Net Asset Value, Offering And Redemption Price Per Share:
              Individual Investor Class,
                 21,994,134 Shares Outstanding (Note 3)             $       1.00
                                                                    ============
              Institutional Class,
                 183,181,869 Shares Outstanding (Note 3)            $       1.00
                                                                    ============
              Broker Service Class,
                 19,633,340 Shares Outstanding (Note 3)             $       1.00
                                                                    ============
              MMA Praxis Class,
                 12,267,010 Shares Outstanding (Note 3)             $       1.00
                                                                    ============


 + Aggregate cost for federal income tax purposes is identical.

The accompanying notes are an integral part of these financial statements.

                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.


FOOTNOTES:

(a) The interest rate is adjusted quarterly based upon 3-month LIBOR plus 5 basis points.

(b) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY NOTES:

FHLB    =  Federal Home Loan Bank
FNMA    =  Federal National Mortgage Association
LOC     =  Letter of Credit
RB      =  Revenue Bond
SLMA    =  Student Loan Marketing Association






















The accompanying notes are an integral part of these financial statements.

                                                         Statement of Operations
                                                     Year Ended January 31, 2003
PAX WORLD Money Market Fund, Inc.


Investment income
   Income:
     Interest.................................................  $ 4,871,027
                                                                -----------
   Expenses: (Note 2)
     Advisory fee.............................................      388,225
     Administrative services fee..............................      258,816
     Shareholder servicing fee (Individual Investor Class)....       52,705
     Shareholder servicing fee (Broker Service Class).........       50,452
     Shareholder servicing fee (MMA Praxis Class).............       31,637
     Custodian expenses.......................................       18,862
     Shareholder servicing and related shareholder expenses+..      225,689
     Legal fees, compliance and filing fees...................       93,420
     Audit and accounting.....................................      110,810
     Directors' fees..........................................       10,332
     Amortization of organization costs.......................       21,469
     Other....................................................       10,405
                                                                -----------
        Total expenses........................................    1,272,822
        Less:
        Expenses paid indirectly (Note 2).....................       (6,998)
        Fees waived (Note 2)..................................     (118,220)
        Expenses reimbursed (Note 2)..........................      (66,586)
                                                                -----------
     Net expenses ............................................    1,081,018
                                                                -----------
   Net investment income......................................    3,790,009
Realized gain (loss) on investments
   Net realized gain (loss) on investments....................         (152)
                                                                -----------
   Increase in net assets from operations.....................  $ 3,789,857
                                                                ===========

+ Includes class specific transfer agency expenses of $70,805, $40,980, $44,400 and $13,262 for Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively.


The accompanying notes are an integral part of these financial statements.

                                             Statements of Changes in Net Assets

PAX WORLD Money Market Fund, Inc.



                                                Year                Year
                                               Ended               Ended
                                          January 31, 2003    January 31, 2002
                                          ----------------    ----------------
Increase (decrease) in net assets
Operations:
   Net investment income.................   $  3,790,009        $  7,458,172
   Net realized gain (loss) on investments          (152)             (1,170)
                                            ------------        ------------
   Increase in net assets from operations      3,789,857           7,457,002

Dividends to shareholders from:
Net investment income:
   Individual Investor Class.............       (267,640)           (614,442)
   Institutional Class...................     (3,144,721)         (5,929,065)
   Broker Service Class..................       (216,731)           (515,182)
   MMA Praxis Class......................       (162,087)           (398,313)

Capital share transactions (Note 3):
   Individual Investor Class.............      2,016,888           3,561,545
   Institutional Class...................    (17,470,698)         40,279,140
   Broker Service Class..................        335,288          15,269,617
   MMA Praxis Class......................       (827,701)          2,931,125
                                            ------------        ------------
   Total increase (decrease).............    (15,947,545)         62,041,427

Net assets:
   Beginning of year.....................    253,022,576         190,981,149
                                            ------------        ------------
   End of year...........................   $237,075,031        $253,022,576
                                            ============        ============

Undistributed net investment income         $        -0-        $      1,170
                                            ============        ============












The accompanying notes are an integral part of these financial statements.

                                                   Notes to Financial Statements
                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. (the "Fund") is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the
Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, the Broker Service Class and the MMA Praxis Class
shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, LLC (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to institutional investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:


a) Valuation of Securities

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES, continued

b) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

c) Dividends and Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

d) Organization Costs

Organization costs are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.

                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.




2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares.

During the year ended January 31, 2003, the Advisor voluntarily waived advisory fees of $107,492. The Distributor voluntarily waived shareholder servicing fees of $10,728 for the MMA Praxis Class. In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $66,586 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $2,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $85,354 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Broker Service Class and the Institutional Class. Also included under the same caption are expense offsets of $3,079.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $3,919.

                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.



3. CAPITAL STOCK

At January 31, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $237,076,353. Transactions in capital stock, all at $1.00 per share, were as follows:

                                              Year                Year
                                             Ended               Ended
                                        January 31, 2003    January 31, 2002
                                        ----------------    ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold.................................        17,136,959          21,802,319
Issued on reinvestment of dividends..           267,566             609,502
Redeemed.............................       (15,387,637)        (18,850,276)
                                         --------------       -------------
Net increase (decrease)..............         2,016,888           3,561,545
                                         ==============       =============

INSTITUTIONAL CLASS
-------------------
Sold.................................       996,466,111         569,453,039
Issued on reinvestment of dividends..         2,569,008           4,596,479
Redeemed.............................    (1,016,505,817)       (533,770,378)
                                         --------------       -------------
Net increase (decrease)..............       (17,470,698)         40,279,140
                                         ==============       =============

BROKER SERVICE CLASS
--------------------
Sold.................................        19,467,943          34,423,685
Issued on reinvestment of dividends..           215,134             514,242
Redeemed.............................       (19,347,789)        (19,668,310)
                                         --------------       -------------
Net increase (decrease)..............           335,288          15,269,617
                                         ==============       =============

MMA PRAXIS CLASS
----------------
Sold.................................         4,329,275          10,289,207
Issued on reinvestment of dividends..           162,649             378,630
Redeemed.............................        (5,319,625)         (7,736,712)
                                         --------------       -------------
Net increase (decrease)..............          (827,701)          2,931,125
                                         ==============       =============

4. TAX INFORMATION

Accumulated undistributed realized losses at January 31, 2003 amounted to $1,322. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire through January 31, 2011.

At January 31, 2003, the undistributed income for income tax purposes amounted to $49,152.

                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.



5.FINANCIAL HIGHLIGHTS

                                                              INDIVIDUAL
                                                            INVESTOR CLASS
                                        -----------------------------------------------------
                                                        Year
                                                        Ended                  May 27, 1998
                                                     January 31,              (Commencement
                                        ------------------------------------   of Sales) to
                                         2003      2002      2001      2000  January 31, 1999
                                        ------    ------    ------    ------ ----------------

Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period............      $1.00     $1.00     $1.00     $1.00       $1.00
                                        ------    ------    ------    ------      ------

Income from investment operations:
   Net investment income..........       0.013     0.033     0.058     0.046       0.032

Less distributions:
   Dividends from net
     investment income............      (0.013)   (0.033)   (0.058)   (0.046)     (0.032)
                                        ------    ------    ------    ------      ------
Net asset value, end of period....      $1.00     $1.00     $1.00     $1.00       $1.00
                                        ======    ======    ======    ======      ======

---------------------------------------------------------------------------------------------
Total Return......................       1.28%     3.37%     5.99%     4.74%       3.27%(a)
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000).....      $21,994   $19,977   $16,416   $13,628     $5,495

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (b).....       0.60%     0.60%     0.60%     0.60%       0.60%(c)

   Net investment income..........       1.27%     3.26%     5.86%     4.74%       4.59%(c)

   Advisory and administrative
       services fees waived.......       0.04%     0.04%     0.09%     0.14%       0.25%(c)

   Expenses reimbursed............       0.32%     0.34%     0.37%     0.54%       0.00%(c)

   Expenses paid indirectly.......       0.00%     0.00%     0.00%     0.00%       0.00%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.



5. FINANCIAL HIGHLIGHTS, continued

                                                            INSTITUTIONAL
                                                                CLASS
                                        -----------------------------------------------------
                                                        Year
                                                        Ended                  May 27, 1998
                                                     January 31,              (Commencement
                                        ------------------------------------   of Sales) to
                                         2003      2002      2001      2000  January 31, 1999
                                        ------    ------    ------    ------ ----------------

Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period............      $1.00     $1.00     $1.00     $1.00       $1.00
                                        ------    ------    ------    ------      ------

Income from investment operations:
   Net investment income..........       0.015     0.036     0.061     0.049       0.034

Less distributions:
   Dividends from net
     investment income............      (0.015)   (0.036)   (0.061)   (0.049)     (0.034)
                                        ------    ------    ------    ------      ------
Net asset value, end of period....      $1.00     $1.00     $1.00     $1.00       $1.00
                                        ======    ======    ======    ======      ======

---------------------------------------------------------------------------------------------
Total Return......................       1.54%     3.63%     6.26%     5.00%       3.45%(a)
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000).....      $183,181  $200,653  $160,373  $122,213    $119,309

Ratios to average net assets:
   Expenses (net of fees waived)(b)      0.35%     0.35%     0.35%     0.35%       0.35%(c)

   Net investment income..........       1.53%     3.54%     6.09%     4.89%       4.90%(c)

   Advisory and administrative
       services fees waived.......       0.04%     0.04%     0.09%     0.14%       0.25%(c)

   Expenses paid indirectly.......       0.00%     0.00%     0.00%     0.00%       0.00%(c)




(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS, continued

                                                                 BROKER
                                                             SERVICE CLASS
                                        -----------------------------------------------------
                                                        Year
                                                        Ended                January 13, 1999
                                                     January 31,              (Commencement
                                        ------------------------------------   of Sales) to
                                         2003      2002      2001      2000  January 31, 1999
                                        ------    ------    ------    ------ ----------------

Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period............      $1.00     $1.00     $1.00     $1.00       $1.00
                                        ------    ------    ------    ------      ------

Income from investment operations:
   Net investment income..........       0.011     0.031     0.056     0.044       0.002

Less distributions:
   Dividends from net
     investment income............      (0.011)   (0.031)   (0.056)   (0.044)     (0.002)
                                        ------    ------    ------    ------      ------
Net asset value, end of period....      $1.00     $1.00     $1.00     $1.00       $1.00
                                        ======    ======    ======    ======      ======

---------------------------------------------------------------------------------------------
Total Return......................       1.08%     3.16%     5.78%     4.53%       0.22%(a)
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...      $19,633   $19,298   $4,028    $1,185      $70

Ratios to average net assets:
   Expenses (net of fees waived)(b)      0.80%     0.80%     0.80%     0.80%       0.80%(c)

   Net investment income..........       1.07%     2.91%     5.71%     4.51%       4.16%(c)

   Advisory and administrative
       services fees waived.......       0.04%     0.04%     0.09%     0.14%       0.25%(c)

   Expenses paid indirectly.......       0.00%     0.00%     0.00%     0.00%       0.00%(c)




(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                                                                January 31, 2003
PAX WORLD Money Market Fund, Inc.



5. FINANCIAL HIGHLIGHTS, continued

                                                           MMA PRAXIS
                                                              CLASS
                                        -----------------------------------------------
                                                   Year
                                                  Ended                October 12, 1999
                                                January 31,              (Commencement
                                        --------------------------       of Sales) to
                                         2003      2002      2001      January 31, 2000
                                        ------    ------    ------     ----------------

Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period............      $1.00     $1.00     $1.00           $1.00
                                        ------    ------    ------          ------

Income from investment operations:
   Net investment income..........       0.013     0.033     0.058           0.016

Less distributions:
   Dividends from net
     Investment income............      (0.013)   (0.033)   (0.058)         (0.016)
                                        ------    ------    ------          ------
Net asset value, end of period....      $1.00     $1.00     $1.00           $1.00
                                        ======    ======    ======          ======

---------------------------------------------------------------------------------------
Total Return......................       1.28%     3.37%     5.99%           1.58%(a)
---------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...      $12,267   $13,095   $10,164         $4,131

Ratios to average net assets:
   Expenses (net of fees waived and
     expense reimbursed) (b)......       0.60%     0.60%     0.60%           0.60%(c)

   Net investment income..........       1.28%     3.24%     5.90%           5.21%(c)

   Advisory, administrative services and
      shareholder servicing fees waived  0.13%     0.12%     0.31%           0.39%(c)

   Expenses reimbursed............       0.00%     0.00%     0.00%           1.21%(c)

   Expenses paid indirectly.......       0.00%     0.00%     0.00%           0.00%(c)


(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                                               Report of Independent Accountants

PAX WORLD Money Market Fund, Inc.






To the Board of Directors and Shareholders of Pax World Money Market Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pax World Money Market Fund, Inc. (the "Fund") at January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended January 31, 1999 were audited by other independent accountants whose report dated February 26, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
March 11, 2003

                                                          Additional Information
                                                                     (Unaudited)
PAX WORLD Money Market Fund, Inc.



                       Directors and Officers Information
                                January 31, 2003+
----------------- ----------- --------- ------------------- ---------------- -------------
Name,             Position(s)  Term of       Principal         Number of         Other
Address*,         Held with    Office      Occupation(s)     Portfolios in   Directorships
and Age              Fund        and        During Past       Fund Complex      held by
                              Length of       5 Years         Overseen by      Director
                                Time                          Director or
                               Served                           Officer
----------------- ----------- --------- ------------------- ---------------- -------------
Disinterested Directors:
----------------- ----------- --------- ------------------- ---------------- -------------
Dr. W. Giles       Director     1998    Professor           Director/Trustee      N/A
Mellon,                                 Emeritus of         of eleven
Age 71                                  Business            other
                                        Administration in   portfolios
                                        the Graduate
                                        School of
                                        Management,
                                        Rutgers
                                        University, with
                                        which he has been
                                        associated with
                                        since 1966.
----------------- ----------- --------- ------------------- ---------------- -------------
Robert Straniere,  Director     1998    Owner, Straniere    Director/Trust     WPG Funds
Esq., Age 61                            Law Firm since      of eleven            Group
                                        1980 and counsel    other
                                        at Fisher &         portfolios
                                        Berger since 1995.
----------------- ----------- --------- ------------------- ---------------- -------------
Dr. Yung Wong,     Director     1998    Managing Director   Director/Trustee      N/A
Age 64                                  of Abacus           of eleven
                                        Associates, an      other
                                        investment firm,    portfolios
                                        since 1996.
----------------- ----------- --------- ------------------- ---------------- -------------

+ The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

                                                                     (Unaudited)
PAX WORLD Money Market Fund, Inc.

                       Directors and Officers Information
                                January 31, 2003+
----------------- ----------- --------- ------------------- ---------------- ---------------
Name,             Position(s)  Term of       Principal         Number of         Other
Address*,         Held with    Office      Occupation(s)     Portfolios in   Directorships
and Age              Fund        and        During Past       Fund Complex      held by
                              Length of       5 Years         Overseen by       Director
                                Time                          Director or
                               Served                           Officer
----------------- ----------- --------- ------------------- ---------------- ---------------
Interested Directors/Officers:
----------------- ----------- --------- ------------------- ---------------- ---------------
Steven W. Duff,   Director**    1997    Manager and         Director/Trustee       N/A
Age 49                                  President of        and/or
                                        Reich & Tang        Officer of
                                        Asset Management,   fifteen
                                        LLC ("RTAM,         other
                                        LLC"), a            portfolios
                                        registered
                                        Investment Advisor.
                                        Associated with
                                        RTAM, LLC since
                                        1994.
----------------- ----------- --------- ------------------- ---------------- ---------------
Richard De        Treasurer     1998    Executive Vice      Officer of             N/A
Sanctis,          and                   President, CFO of   fifteen
Age 46            Asst.                 RTAM, LLC.          other
                  Secretary             Associates with     portfolios
                                        RTAM, LLC since
                                        1990.
----------------- ----------- --------- ------------------- ---------------- ---------------
Molly             Vice          2002    Senior Vice         Officer of              N/A
Flewharty,        President             President of        fifteen
Age 51                                  RTAM, LLC.          other
                                        Associated with     portfolios
                                        RTAM, LLC since
                                        1977.
----------------- ----------- --------- ------------------- ---------------- ---------------
Thomas W. Grant,  President     1998    Pres. of Pax World      No other     Vice Chairman
14 Wall Street,                         Management Corp.       portfolios    of the Board
New York, NY                            since 1996 and                       and Pres. of
10005,                                  Pres. of H.G.                        Pax World
Age 61                                  Wellington & Co.,                    Balanced Fund
                                        Inc. since 1991.                     Inc. and Pres.
                                                                             and Dir. of Pax
                                                                             World Growth
                                                                             Fund, Inc. and
                                                                             Pax World High
                                                                             Yield Fund Inc.
----------------- ----------- --------- ------------------- ---------------- --------------
Rosanne           Secretary     1999    Senior Vice         Officer of             N/A
Holtzer,          and                   President of        fifteen
Age 38            Asst.                 RTAM, LLC.          other
                  Treasurer             Associated with     portfolios
                                        RTAM, LLC since
                                        1986.
----------------- ----------- --------- ------------------- ---------------- ---------------
Laurence A.       Executive     1998    Chairman of the         No other     Chairman of the
Shadek, 14 Wall   Vice                  Board of Pax           portfolios    Board of Pax
Street,           President             World Management                     World Balanced
New York, NY                            Corp. since 1996                     Fund Inc., Pax
10005,                                  and Executive                        World Growth
Age 53                                  Vice-Pres. of                        Fund Inc. and
                                        H.G. Wellington &                    Pax World High
                                        Co., Inc. since                      Yield Fund,
                                        1986.                                Inc.
----------------- ----------- --------- ------------------- ---------------- ---------------

+ The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* With the exception of Mr. Grant and Mr. Shadek, the address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment sub-advisor.


PAX WORLD
ETHICAL INVESTING
222 State Street
Portsmouth, NH 03801
[GRAPHIC OMITTED] 800.767.1729


web www.paxworld.com
email info@paxworld.com



shareholder services:
[GRAPHIC OMITTED] 800.372.7827


broker services:
[GRAPHIC OMITTED] 800.635.1404


general fund info:
[GRAPHIC OMITTED] 800.767.1729


account inquiries:
PAX World
P.O. Box 9824
Providence, RI 02940-8024



[GRAPHIC OMITTED] printed in USA on recycled paper

--------------------------------------------------------------------------------